Investment Contracts with Third Parties - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Synthetic GICs
Employee Benefit Plan, Investment Contracts With Third Parties [Line Items]
Investments at contract value	$ 121,066,889	$ 128,966,334
Initial crediting rate minimum	0.00%
Synthetic GICs | Based on Market Interest Rates at Time Initial Asset Purchased
Employee Benefit Plan, Investment Contracts With Third Parties [Line Items]
Initial crediting rate minimum	0.00%
Synthetic GICs | Based on Market Interest Rates at Time Underlying Portfolio First Put Together
Employee Benefit Plan, Investment Contracts With Third Parties [Line Items]
Initial crediting rate minimum	0.00%
Cash and Equivalents
Employee Benefit Plan, Investment Contracts With Third Parties [Line Items]
Investments at contract value	$ 3,099,392	$ 3,327,172